Oil and Gas Properties (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Plant and equipment
The depreciation methods and estimated useful lives for other plant and equipment are as follows:

Classification	Method	Rate or period
Motor Vehicles	Diminishing balance	15%
Office Equipment	Diminishing balance	20%
Computer Hardware	Diminishing balance	30%
Furniture and Fixtures	Diminishing balance	10%
Leasehold Improvements	Straight-line over life of the lease	Various
Other Assets	Diminishing balance	Various

	Cost	Accumulated depletion	Net book value
Balance, December 31, 2016	$7,764,037	$(3,611,868)	$4,152,169
Capital expenditures	319,148	—	319,148
Property acquisitions	136,007	—	136,007
Transfers from exploration and evaluation assets (note 6)	20,198	—	20,198
Transfers from other assets (note 8)	5,124	—	5,124
Change in asset retirement obligations (Note 11)	42,808	—	42,808
Divestitures	(105,272)	49,291	(55,981)
Foreign currency translation	(249,723)	68,641	(181,082)
Depletion	—	(480,082)	(480,082)
Balance, December 31, 2017	$7,932,327	$(3,974,018)	$3,958,309
Capital expenditures	485,154	—	485,154
Corporate acquisition (note 4)	1,748,368	—	1,748,368
Property acquisitions	202	—	202
Transfers from exploration and evaluation assets (note 6)	13,866	—	13,866
Change in asset retirement obligations (note 11)	238,662	—	238,662
Divestitures	(15)	—	(15)
Impairment	—	(285,341)	(285,341)
Foreign currency translation	325,969	(110,651)	215,318
Depletion	—	(556,634)	(556,634)
Balance, December 31, 2018	$10,744,533	$(4,926,644)	$5,817,889

	Cost	Accumulated depreciation	Net book value
Balance, December 31, 2016	$67,698	$(51,339)	$16,359
Capital expenditures	329	—	329
Dispositions, net of acquisitions	(255)	—	(255)
Transfers to oil and gas properties (note 7)	(5,124)	—	(5,124)
Foreign currency translation	—	12	12
Depreciation	—	(1,847)	(1,847)
Balance, December 31, 2017	62,648	(53,174)	9,474
Capital expenditures	1,804	—	1,804
Depreciation	—	(2,050)	(2,050)
Balance, December 31, 2018	$64,452	$(55,224)	$9,228

Disclosure of recoverable amount of CGU benchmark reference prices
The recoverable amount of each CGU was calculated at December 31, 2018 using the following benchmark reference prices for the years 2019 to 2023 adjusted for commodity differentials specific to the Company.

	2019	2020	2021	2022	2023
WTI crude oil (US$/bbl)	63.00	67.00	70.00	71.40	72.83
LLS crude oil (US$/bbl)	68.40	70.37	71.34	72.76	74.22
Edmonton par (CA$/bbl)	75.27	77.89	82.25	84.79	87.39
NYMEX gas (US$/mmbtu)	3.00	3.25	3.50	3.57	3.64
AECO (CA$/GJ)	1.95	2.44	3.00	3.21	3.30
Exchange rate (CAD/USD)	1.30	1.25	1.25	1.25	1.25

Sensitivity of The Estimated Recoverable Amount of Changes in Assumptions
The following table demonstrates the sensitivity of the estimated recoverable amount of reasonably possible changes in key assumptions inherent in the estimate.

	Increase in discount rate of 1 percent	Decrease in discount rate of 1 percent	Increase in oil price of $2.50/bbl	Decrease in oil price of $2.50/bbl	Increase in gas price of $0.25/mcf	Decrease in gas price of $0.25/mcf
Conventional CGU	$4,501	$(4,673)	$(6,000)	$6,000	$(12,000)	$12,000
Eagle Ford CGU	137,820	(155,562)	(155,559)	155,559	(31,385)	31,385
Impairment increase (decrease)	$142,321	$(160,235)	$(161,559)	$161,559	$(43,385)	$43,385